Filed with the Securities and Exchange Commission on July 3, 2008

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 271	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 273	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 271 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to respond to SEC comments with respect to the Trust’s series:  Davidson Multi-Cap Core Fund.

DAVIDSON MULTI-CAP CORE FUND

PROSPECTUS

Advisor Class A

July 3, 2008

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DAVIDSON MULTI-CAP CORE FUND

A series of Advisors Series Trust

Davidson Multi-Cap Core Fund (the “Fund”) is a diversified mutual fund that seeks long-term capital appreciation by investing in companies across a wide range of market capitalizations and investment styles.

Davidson Investment Advisors, Inc. (the “Advisor”) is the investment adviser to the Fund and is located at Davidson Building, 8 Third Street North, Great Falls, Montana 59401.  The Fund is a series of Advisors Series Trust (the “Trust”).  The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.  The Fund offers two classes of shares:  Advisor Class A and Advisor Class C.  This prospectus offers Advisor Class A shares.

Risk / Return Summary	3

Performance	5

Fees and Expenses	5

Investment Objective, Principal Investment Strategies and Related Risks of Investing in the Fund	6

Portfolio Holdings Information	10

Management of the Fund	10

Distribution of Fund Shares	14

Your Account With the Fund	15

How to Purchase Shares of the Fund	18

Minimum Investments	21

How to Redeem Your Shares	21

General Transaction Policies	26

Dividends and Distributions	27

Tax Consequences	27

Financial Highlights	28

This Prospectus sets forth basic information about the Fund that you should know before investing.  It should be read and retained for future reference.

The date of this Prospectus is July 3, 2008.

Please find the Fund’s Privacy Notice inside the back cover
of this Prospectus.

2

RISK/RETURN SUMMARY

What is the Fund’s Investment Objective?	The investment objective of the Fund is to seek long-term capital appreciation.

How Does the Fund Seek to Achieve its Investment Objective?
The Fund normally invests at least 80% of its net assets in common stocks of companies across a wide range of market capitalizations and investment styles with attractive fundamental characteristics.  Consistent with the Fund’s “core” strategy, it will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks.  The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings.  As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries.

The Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies (including exchange-traded funds (“ETFs”).

At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.

What are the Principal Risks of Investing in the Fund?
There is the risk that you could lose money by investing in the Fund.  A summary of the principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return is discussed below.  For a more detailed description of these and other risks, see “Investment Objective, Principal Investment Strategies and Related Risks of Investing in the Fund.”

Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

Exchange-Traded Funds (“ETFs”) Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  Like other investment companies, ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

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Management Risk.  Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.  The Fund’s Advisor has not previously managed a mutual fund.

Market Risk.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees (the “Board”) may determine to liquidate the Fund.

Non-U.S. Investment Risk.  The Fund may invest in foreign securities which are subject to special risks.   Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Who May Want to Invest in the Fund?	The Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with a potential for capital appreciation to diversify their investment portfolio;

—	Can accept the greater risks of investing in a portfolio with common stock holdings; and

—	Are not primarily concerned with principal stability.

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PERFORMANCE

Because the Fund had not yet commenced operations as of the date of this Prospectus, there is no performance information available for the Fund at this time.

FEES AND EXPENSES

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.  There are two types of expenses involved: shareholder transaction expenses (such as redemption fees) and annual operating expenses (such as management fees).

Shareholder Fees(1) (fees paid directly from your investment)	Advisor Class A
Maximum sales charge (load) imposed on purchases(2) (as a percentage of offering price)	5.00%
Maximum deferred sales charge (load)	None(3)
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed)(4)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management fees	0.65%
Rule 12b-1 distribution and service fee	0.25%
Other expenses (5)	3.91%
Acquired fund fees and expenses (“AFFE”)(6)	0.02%
Total annual fund operating expenses	4.83%
Less: Expense waiver/reimbursement(7)	-3.66%
Net annual fund operating expenses	1.17%

(1)	Shareholders will be charged a fee by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent’) for outgoing wire transfers, returned checks and stop payment charges.
(2)	This sales charge is waived in certain circumstances as described in “Your Account with the Fund.”
(3)
Advisor Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within twelve months from the date of purchase. See “Your Account With the Fund – Advisor Class A Shares” for further information.

(4)
The redemption fee applies only to those shares that have been held seven calendar days or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

(5)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(6)
AFFE are indirect fees that the Fund incurs from investing in the shares of other mutual funds and/or ETFs (“Acquired Funds”).  These indirect fees represent a pro rata portion of the cumulative expenses charged by the Acquired Funds.  The Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s financial statements, as the Fund’s financial statements will reflect the operating expenses of the Fund and do not include AFFE.  Without AFFE, the Total Annual Fund Operating Expenses for the Fund would have been 4.81%.  These expenses are based on estimated amounts for the current fiscal year.

(7)
The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that net annual fund operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.15% of average daily net assets of the Fund (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and may be terminated only by the Trust’s Board.  The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid.  The Advisor is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed provided that any such reimbursement during any fiscal year will not cause the Fund’s net annual operating expenses to exceed the Expense Cap.

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Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Please note that the figures below are based on the Fund’s net expenses as limited by the Expense Cap described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$687	$925

The example does not reflect sales charges on reinvested dividends and distributions.  If these sales charges were included, your costs would be higher.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF INVESTING IN THE FUND

Investment Objective
The investment objective of the Fund is long-term capital appreciation.  The Fund’s investment objective is fundamental.  There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in companies across a wide range of market capitalizations and investment styles with attractive fundamental characteristics.  Consistent with the Fund’s “core” strategy, it will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks.  The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings.  As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries.

The Advisor initially conducts a quantitative screen to identify potential investment candidates.  Then a more in-depth qualitative and fundamental analysis is performed to identify the best candidates for investment.   A top-down approach is used secondarily to help determine the portfolio’s investment across economic sectors, market capitalization and investment styles.

The Advisor starts with a universe of over 3,000 companies and conducts an initial screen based on liquidity to reduce the universe to a smaller, more manageable one that consists of approximately 1,200 companies.  Further screening is performed as part of the Advisor’s quantitative analysis to identify companies meeting its fundamental criteria.  A few examples of characteristics for which the Advisor screens include:  reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets.

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The next step of the process is qualitative, whereby the style manager evaluates relative attractiveness of an industry and a company’s competitive strengths and weaknesses.  The management team is also assessed based on a consistent track record of meeting and/or exceeding articulated goals and targets.  The Advisor’s fundamental analysis focuses on the financials of a company.  Data is initially compared with its historical trends as well as those of competitors.  Cash flow, earnings, profitability, and the balance sheet are all evaluated to determine the financial strength of a company.  In most cases, a detailed model is developed to forecast a future income and cash flow statement along with a balance sheet.

Factors considered in the buy decision include: price relative to fair value; its attractiveness on a risk versus reward basis; and its fit within the portfolio.  Fair value determination is based on generated forecasts, as well as analysis of a company’s historical valuation ratios (such as price-to-earnings, price-to-book, and enterprise value-to-earnings before interest, taxes, depreciation and amortization (also known as EBITDA)) and those of competitors.  An investment’s position size is commensurate with risk.  Additional risk management procedures consist of broad diversification among holdings; modest sector bets; owning quality companies; and limiting exposure to any one company or sector.

The Advisor sells a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation.  The Fund may also eliminate a position if a better alternative becomes available.  The Advisor does not base sell decisions solely on price activity and will trim positions if either the individual position or the sector has grown to be too large a percentage of the portfolio.

The Fund reserves the right to invest up to 20% of its net assets in the writing and selling of put and call options on securities in which it invests to seek enhanced returns and for hedging purposes.

The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.

Because the Fund may invest in one or more underlying investment companies (i.e., mutual funds and ETFs), investors will indirectly bear a proportionate share of any fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the expenses of the Fund.  Actual underlying fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various underlying investment companies.

Temporary or Cash Investments.  Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objective during that period.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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Principal Risks

The risk exists that you could lose money on your investment in the Fund.  The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return are discussed below.

By itself, the Fund is not a complete, balanced investment plan and the success of the Fund cannot be predicted.

Conflicts of Interest Risk.  The Advisor may advise other clients with investment objectives similar to those of the Fund.  There may be instances in which the Fund would not be able to invest in certain limited investment opportunities due to the investment by other clients advised by the Advisor.  All trades will be allocated fairly across all appropriate accounts, including the Fund.  The Advisor has a written policy to monitor all trading activity to address any conflicts that may occur.

Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Exchange-Traded Funds (“ETFs”) Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of advisory fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Issuer Risk.  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Management Risk.  The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Advisor’s ability to select stocks, particularly in volatile stock markets.  The Advisor could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.  The Fund’s Advisor has not previously managed a mutual fund.  Neither the Trust nor the Advisor can guarantee that the Fund will achieve its investment objective.

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Market Risk.  The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-U.S. Investment Risk.  The Fund may invest in foreign securities, which may be subject to special risks. The Fund’s returns and net asset value (“NAV”) may be affected by several factors, including those described below.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Fund’s Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  In addition, the Fund discloses complete portfolio holdings on the Fund’s website on at least a quarterly basis at www.davidsonmutualfunds.com with at least a 15 calendar day lag.  The portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  From time to time, the Advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

MANAGEMENT OF THE FUND

Investment Advisor

Davidson Investment Advisors, Inc. is the Fund’s investment adviser and provides discretionary investment advisory services to the Fund pursuant to an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”).  The Advisor’s corporate headquarters address is Davidson Building, 8 Third Street North, Great Falls, Montana 59401-3155.  The Advisor has provided investment advisory services to individuals, banks, pension and profit sharing plans, trusts, estates, foundations and corporations since 1975.  As of March 31, 2008, the Advisor managed over $958 million in assets.  The Advisor has provided investment advisory services to the Fund since its inception.  The Advisor is a wholly-owned subsidiary of Davidson Companies, a financial services holding company.

The Advisor provides the Fund with advice on buying and selling securities.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.65% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s semi-annual report for the period ended December 31, 2008.

Prior Performance

The Advisor currently maintains data related to two multi-cap core strategy composites which are managed identically.  The data provided below is for the wrap composite and it is being used instead of the data for the traditional account composite because it reflects inclusion of a larger number of accounts and a longer performance record.  Accounts in the wrap composite are subject to one, flat quarterly or annual fee that covers all administrative, commission, and management expenses.

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The following table sets forth performance data relating to the historical performance of private accounts managed by the Advisor for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against the Russell 3000® Index and does not represent the performance of the Fund. The private accounts that are included in the Advisor’s composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code.  Consequently, the performance results for the Advisor’s composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies under the federal securities laws.  You should not consider this performance data as an indication of future performance of the Fund.

Davidson Investment Advisors, Inc.

Multi-Cap Core Wrap Composite – March 31, 2008 Returns

Performance Results	March 31, 2008		Annualized
	1st Qtr 2008	1 Year	3 Years	Since Inception (2)
Multi-Cap Core Wrap (Pure Gross-of-Fees) (1)	-8.4%	-1.9%	9.0%	8.6%
Multi-Cap Core Wrap (Net-of-Fees)	-8.7%	-3.3%	7.7%	7.3%
Russell 3000® Index(3)	-9.5%	-6.1%	6.1%	4.9%

(1)	Supplemental Information
(2)	Inception of Multi-Cap Core Wrap Composite is December 31, 2004
(3)	The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Multi-Cap Core Wrap Composite Annual Disclosure Presentation

January 1, 2005 to December 31, 2007

Year End	Total Firm Assets (millions)	Composite Assets		Annual Performance Results
		U.S. Dollars (millions)	Number of Accounts	Composite		Russell 3000® Index(2)	Composite Dispersion(3)
				Pure Gross-of -Fees (1)	Net of Fees
2007	$1,010	$56	147	11.53%	10.01%	5.14%	0.2%
2006	$930	$47	114	12.17%	10.78%	15.72%	0.3%
2005	$977	$7	17	13.97%	12.97%	6.12%	N/A

N/A – Information is not statistically meaningful due to an insufficient number of portfolios in the composite for the entire calendar year.

(1)	Supplemental Information

(2)	The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

(3)
Composite dispersion measures the consistency of a firm’s composite performance with respect to the individual account returns within a composite.  The dispersion is measured by the standard deviation of asset-weighted account returns for the full year.

The Advisor has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®).

The Davidson Multi-Cap Core Wrap Composite consists of all fully discretionary equity multi-cap core wrap accounts with the objective to provide diversified investment coverage across a wide range of market capitalizations and investment styles with attractive fundamental characteristics, including those accounts no longer with the firm.  The portfolio style and market capitalization weightings are adjusted over time based on relative value opportunities available in the marketplace.

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The Davidson Multi-Cap Core Wrap Composite was created December 31, 2004.  The minimum asset level for an account to be included in the Davidson Multi-Cap Core Wrap Composite is $150,000.  Composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash inflow or outflow of at least 20% of portfolio assets. The temporary removal of such an account occurs at the beginning of the month in which the significant cash flow occurs and the account re-enters the composite the second full month after the cash flow.

Compliance with GIPS has been verified firm-wide by Ashland Partners & Company LLP (independent third-party provider for GIPS verification) from January 1, 1992 through March 31, 2008.  A performance examination was conducted on the Multi-Cap Core Wrap Composite beginning January 1, 2005.  The performance results for the Davidson Multi-Cap Core Wrap Composite have been verified for the period December 31, 2004, to December 31, 2007, by Ashland Partners & Company LLP.  A copy of the verification report is available upon request. The primary benchmark is the Russell 3000® Index. (The Index does not include transaction costs, management fees or other costs.)  Returns are presented gross and net of fees and include the reinvestment of all income.  In addition to a management fee, accounts pay an all-inclusive fee based on a percentage of assets under management.  Other than brokerage commission, this fee includes portfolio monitoring, consulting services, and in some cases, custodial services.  Wrap fee accounts make up 100% of the composite for all periods shown.  “Pure” gross results are shown for supplemental information only as they are stated gross of all fees and have not been reduced by transaction costs.  Net results have been reduced by all actual fees and transaction costs incurred.  Wrap fee schedules are provided by independent wrap sponsors and are available upon request from the respective wrap sponsor.  Actual investment advisory fees incurred by clients may vary.  The annual composite dispersion presented is an asset-weighted standard deviation calculated for the accounts in the composite the entire year.  The fee schedule for the Davidson Multi-Cap Core Wrap Composite is: 1.00% on first $5 million, 0.875% on next $5 million and 0.75% over $10 million.  Investment performance returns and market values are calculated in U.S. dollars. The fees and expenses associated with an investment in the composite have, at times, been both higher and lower than the fees and expenses associated with an investment in the Fund.  As of December 31, 2007, the fees and expenses associated with an investment in the composite were higher than the fees and expenses associated with an investment in the Advisor Class A shares of the Fund but lower than the fees and expenses associated with an investment in Advisor Class C shares of the Fund, so that if the composite’s expenses in 2007 were adjusted for these expenses, its 2007 performance would have been higher (if adjusted for Advisor Class A expenses) or lower (if adjusted for Advisor Class C expenses) than shown.

The data shown represents past performance and offers no guarantee or representation of future results.

To obtain a complete list and description of the Advisor’s composites or additional information regarding policies or calculating and reporting returns, please contact Davidson Investment Advisors, Inc. at 1-800-332-0529.

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Portfolio Managers

The Advisor’s firm uses a team approach to investments.  Of the eight investment team members, William B. Whitlow, Jr. and Brian P. Clancy are principally responsible for the management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.

William B. Whitlow, Jr., CFA is a Senior Vice President, senior portfolio manager and research analyst of the Advisor.  Mr. Whitlow joined the Advisor in October 2004.  He currently is the lead manager of the Advisor’s multi-cap core strategy.  Prior to his affiliation with the Advisor, Mr. Whitlow was employed at SAFECO Asset Management since 1997, where he was co-manager of the Multi-Cap Core and Growth Opportunities Funds. He earned an MBA in Finance from the University of California-Berkeley and is a graduate of the University of Colorado, where he received a BA in Chemistry.  Mr. Whitlow is a CFA charterholder and is a member of the CFA Society of Seattle.

Brian P. Clancy, CFA is a Vice President, portfolio manager and research analyst of the Advisor.  Mr. Clancy joined the Advisor in October 2004.  Prior to his affiliation with the Advisor, Mr. Clancy worked at SAFECO Asset Management since 1996.  During that time Mr. Clancy worked with Mr. Whitlow as co-manager of the Multi-Cap Core Fund, as well as serving as a portfolio manager for the SAFECO Trust Co.  He earned an MBA from the University of Washington and is a graduate of the United States Naval Academy, where he received a BS in Mathematics.  Mr. Clancy is a CFA charterholder and a member of the CFA Society of Seattle.

The SAI provides additional information about the portfolio managers for the Fund, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund and any conflicts of interest.

Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Fund to ensure that the net annual fund operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.15% of the Fund’s average daily net assets for the Fund’s Advisor Class A shares.  The term of the Fund’s operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent fiscal years if the Advisor so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were reimbursed.  Any such reimbursement is contingent upon the subsequent review and ratification of the reimbursed amounts by the Board’s independent trustees who oversee the Fund.  The Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  The Fund has registered two classes of shares – Advisor Class A shares and Advisor Class C shares.  This Prospectus offers Advisor Class A shares of the Fund.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

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•
Advisor Class A shares are charged a front-end sales load.  The Advisor Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee.  Advisor Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

•	Advisor Class C shares are charged a CDSC of 1.00%. The Advisor Class C shares are also charged a 1.00% Rule 12b-1 distribution and servicing fee. These shares are not offered in this Prospectus.

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund (“Distributor”).  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”) formerly, the NASD.  Shares of the Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Fund’s Advisor Class A shares to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service and Distribution Fees – Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

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YOUR ACCOUNT WITH THE FUND

Advisor Class A Shares

Advisor Class A shares of the Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Advisor Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% of average daily net assets which are assessed against the shares of the Fund.

If you purchase Advisor Class A shares of the Fund you will pay the public offering price (“POP”) which is the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Advisor Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $25,000	5.00%	5.26%	5.00%
$25,000 but less than $50,000	4.50%	4.71%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more(2)	0.00%	0.00%	1.00%

(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
The Transfer Agent will assess Advisor Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

The Advisor’s affiliated broker-dealer, D.A. Davidson & Co. (“DAD”), will receive all of the initial sales charge for purchases of Advisor Class A shares of the Fund without a dealer of record.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Advisor Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

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•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Advisor Class A shares of the same Fund within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Advisor Class A shares on the expiration date.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

•
Rights of Accumulation (ROA) allow you to combine Advisor Class A shares of the Fund you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Advisor Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Advisor Class A shares of the Fund already owned and adding the dollar amount of your current purchase.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

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The following accounts are not eligible to be included in determining the sales charge was waived:

•	Investments in Advisor Class A shares where the sales charge was waived.

Waiving Your Sales Charge
We reserve the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Advisor Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	Davidson Investment Advisors, Inc. and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Fund’s Transfer Agent;
o	broker-dealers who act as selling agents; and
o	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•
Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Advisor Class A purchases.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding the Fund’s sales charges, breakpoints and waivers is available free of charge on the Fund’s website: www.davidsonmutualfunds.com.  Click on “Breakpoints and Sales Loads.”

Share Price

Shares of the Fund are sold at net asset value (“NAV”) per share, which is calculated for the Fund as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities.  NAV per share is determined by dividing NAV by the number of shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, shareholder servicing and administration fees, which are accrued daily.

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In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

HOW TO PURCHASE SHARES OF THE FUND

There are several ways to purchase shares of the Fund. An account application is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “Davidson Multi-Cap Core Fund.”

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

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If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-332-0529.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-332-0529 if you need assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may Purchase Shares through an Investment Broker

You may buy and sell shares of the Fund through certain brokers (and their agents, together “brokers”) that have made arrangements with the Fund.  An order placed with such a broker is treated as if it was placed directly with the Fund, and will be executed at the next share price calculated by the Fund.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Fund or Advisor may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

You may Send Money to the Fund by Mail

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “Davidson Multi-Cap Core Fund”) to:

Regular Mail	Overnight Delivery
Davidson Multi-Cap Core Fund	Davidson Multi-Cap Core Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

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You may Wire Money to the Fund

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:       Davidson Multi-Cap Core Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-332-0529.  Your bank may charge you a fee for sending a wire payment to the Fund.

When is Money Invested in the Fund?

Your share price will be the next NAV per share calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the “Davidson Multi-Cap Core Fund.”  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern time) will receive the next business day’s NAV per share.

What is the Price of the Fund?

The Fund’s net asset value per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding. The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value per share next calculated after your order is received and accepted.

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MINIMUM INVESTMENTS

The minimum initial investment in the Fund is $2,500 for regular accounts and Individual Retirement Accounts (“IRAs”).  There is no minimum initial investment for 401(k), pension or other types of ERISA accounts.  Once your account is established, subsequent investments may be in any amount.  If you are starting an Automatic Investment Plan (see below), however, the minimum initial and subsequent investments are $2,500 and $100, respectively, for regular accounts and IRAs.

Subsequent Investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-877-332-0529.

Automatic Investment Plan

You may make regular monthly investments in the Fund using the Automatic Investment Plan. In order to participate in the Automatic Investment Plan, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the next calculated net asset value per share. There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent five days prior to the effective date.  Once the initial minimum investment of $2,500 for regular accounts and IRAs is made, the subsequent minimum monthly investment amount is $100.  A request to change bank information will require a signature guarantee.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  To establish the Automatic Investment Plan, an investor must complete the appropriate sections of the account application form.  For additional information on the Automatic Investment Plan, please call the Transfer Agent at 1-877-332-0529.

HOW TO REDEEM YOUR SHARES

You have the right to redeem all or any portion of your shares of the Fund at their next calculated net asset value per share on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding.  IRA redemption requests must be made in writing.

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Redemptions in Writing

You may redeem up to $100,000 of your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Regular Mail	Overnight Delivery
Davidson Multi-Cap Core Fund	Davidson Multi-Cap Core Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Redemptions by Telephone

If you complete the Redemption by Telephone portion of the Fund’s account application, you may redeem shares on any business day the NYSE is open by calling the Transfer Agent at 1-877-332-0529 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be deducted from redemption proceeds.  In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  Telephone redemptions cannot be made for retirement plan accounts.  Once a telephone transaction has been placed, it cannot be canceled or modified.

By establishing telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60’ days notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee.  Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

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Signature Guarantees

A signature guarantee of each account owner is required to redeem shares in the following situations:

—	If ownership is changed on your account;
—	When redemption proceeds are sent to any person, address or bank account not on record;
—	Written requests to wire redemption proceeds (if not previously authorized on the account;
—	If a change of address requested has been received by the Transfer Agent within the last 15 days;
—	For all redemptions in excess of $100,000 from any shareholder account; or
—	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not a signature guarantor.

When are Redemption Payments Made?

No redemption request will become effective until the Transfer Agent has received all documents in proper form.  Shareholders should contact the Transfer Agent at 1-877-332-0529 for further information concerning documentation required for redemption of Fund shares.

Redemption payments for telephone redemptions are sent on the next business day after the telephone call is received. Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.

If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 days.  This delay can be avoided by investing by wire to make your purchase.

Systematic Withdrawal Plan

The Fund offers a Systematic Withdrawal Plan whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start this Plan, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each month or quarter is $100.  The Plan may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your systematic withdrawal plan should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the Systematic Withdrawal Plan involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the Systematic Withdrawal Plan.

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Payment of Redemption Proceeds

You may redeem the Fund’s shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).  Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Other Redemption Information

Your redemption proceeds are net of redemption fees or any applicable deferred sales charges.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (redemption-in-kind).  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

24

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500.  If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading activity, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Redemption Fee
The Fund charges a 1% redemption fee on the redemption of Fund shares held for 7 days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends or on sales of Fund shares due to participation in the Systematic Withdrawal Plan.  Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

25

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “YOUR ACCOUNT WITH THE FUND – Share Price.”

GENERAL TRANSACTION POLICIES

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

—	Vary or waive any minimum investment requirement;
—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
—
Reject any purchase request for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and
—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “How to Purchase Shares of the Fund.”

26

Your financial intermediary may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Advisor Class A shares of the Fund may not be exchanged for Advisor Class C shares of the Fund.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are normally declared and paid by the Fund typically in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.

If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

TAX CONSEQUENCES

Distributions made by the Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income.  Distributions designated as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

27

FINANCIAL HIGHLIGHTS

Because the Fund had not yet commenced operations as of the date of this Prospectus, no financial highlights are available at this time.

28

Investment Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, Montana 59401-3155

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

DAVIDSON MULTI-CAP CORE FUND

A series of Advisors Series Trust
www.davidsonmutualfunds.com

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.davidsonmutualfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-877-332-0529 or by writing to:

DAVIDSON MULTI-CAP CORE FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.davidsonmutualfunds.com

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0104; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

DAVIDSON MULTI-CAP CORE FUND

PROSPECTUS

Advisor Class C

July 3, 2008

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DAVIDSON MULTI-CAP CORE FUND

A series of Advisors Series Trust

Davidson Multi-Cap Core Fund (the “Fund”) is a diversified mutual fund that seeks long-term capital appreciation by investing in companies across a wide range of market capitalizations and investment styles.

Davidson Investment Advisors, Inc. (the “Advisor”) is the investment adviser to the Fund and is located at Davidson Building, 8 Third Street North, Great Falls, Montana 59401.  The Fund is a series of Advisors Series Trust (the “Trust”).  The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.  The Fund offers two classes of shares:  Advisor Class A and Advisor Class C.  This prospectus offers Advisor Class C shares.

Risk / Return Summary	3

Performance	5

Fees and Expenses	5

Investment Objective, Principal Investment Strategies and Related Risks of Investing in the Fund	6

Portfolio Holdings Information	10

Management of the Fund	10

Distribution of Fund Shares	14

Your Account With the Fund	15

How to Purchase Shares of the Fund	17

Minimum Investments	19

How to Redeem Your Shares	20

General Transaction Policies	25

Dividends and Distributions	25

Tax Consequences	26

Financial Highlights	26

This Prospectus sets forth basic information about the Fund that you should know before investing.  It should be read and retained for future reference.

The date of this Prospectus is July 3, 2008.

Please find the Fund’s Privacy Notice inside the back cover
of this Prospectus.

RISK/RETURN SUMMARY

What is the Fund’s Investment Objective?	The investment objective of the Fund is to seek long-term capital appreciation.

How Does the Fund Seek to Achieve its Investment Objective?
The Fund normally invests at least 80% of its net assets in common stocks of companies across a wide range of market capitalizations and investment styles with attractive fundamental characteristics.  Consistent with the Fund’s “core” strategy, it will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks.  The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings.  As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries.

The Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies (including exchange-traded funds (“ETFs”).

At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.

What are the Principal Risks of Investing in the Fund?
There is the risk that you could lose money by investing in the Fund.  A summary of the principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return is discussed below.  For a more detailed description of these and other risks, see “Investment Objective, Principal Investment Strategies and Related Risks of Investing in the Fund.”

Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

Exchange-Traded Funds (“ETFs”) Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  Like other investment companies, ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

Management Risk.  Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.  The Fund’s Advisor has not previously managed a mutual fund.

Market Risk.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees (the “Board”) may determine to liquidate the Fund.

Non-U.S. Investment Risk.  The Fund may invest in foreign securities which are subject to special risks.   Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Who May Want to Invest in the Fund?	The Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio;

—	Can accept the greater risks of investing in a portfolio with common stock holdings; and

—	Are not primarily concerned with principal stability.

PERFORMANCE

Because the Fund had not yet commenced operations as of the date of this Prospectus, there is no performance information available for the Fund at this time.

FEES AND EXPENSES

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.  There are two types of expenses involved: shareholder transaction expenses (such as redemption fees) and annual operating expenses (such as management fees).

Shareholder Fees(1) (fees paid directly from your investment)	Advisor Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)(2) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed)(3)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management fees	0.65%
Rule 12b-1 distribution and service fee	1.00%
Other expenses (4)	3.91%
Acquired fund fees and expenses (“AFFE”)(5)	0.02%
Total annual fund operating expenses	5.58%
Less: Expense waiver/reimbursement(6)	-3.66%
Net annual fund operating expenses	1.92%

(1)	Shareholders will be charged a fee by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent’) for outgoing wire transfers, returned checks and stop payment charges.
(2)
A contingent deferred sales charge is assessed if shares are sold within one year after purchase.  This sales charge is waived in certain circumstances as described in “Your Account with the Fund.”  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

(3)
The redemption fee applies only to those shares that have been held seven calendar days or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

(4)	These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the current fiscal year.
(5)
AFFE are indirect fees that the Fund incurs from investing in the shares of other mutual funds and/or ETFs (“Acquired Funds”).  These indirect fees represent a pro rata portion of the cumulative expenses charged by the Acquired Funds.  The Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s financial statements, as the Fund’s financial statements will reflect the operating expenses of the Fund and do not include AFFE.  Without AFFE, the Total Annual Fund Operating Expenses for the Fund would have been 5.56%.  These expenses are based on estimated amounts for the current fiscal year.

(6)
The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that net annual fund operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.90% of average daily net assets of the Fund (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and may be terminated only by the Trust’s Board.  The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid.  The Advisor is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed provided that any such reimbursement during any fiscal year will not cause the Fund’s net annual operating expenses to exceed the Expense Cap.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Please note that the figures below are based on the Fund’s net expenses as limited by the Expense Cap described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
If you sell your shares at the end of the period:	$295	$603
If you do not sell your shares at the end of the period:	$195	$603

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF INVESTING IN THE FUND

Investment Objective
The investment objective of the Fund is long-term capital appreciation.  The Fund’s investment objective is fundamental.  There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in companies across a wide range of market capitalizations and investment styles with attractive fundamental characteristics.  Consistent with the Fund’s “core” strategy, it will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks.  The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings.  As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries.

The Advisor initially conducts a quantitative screen to identify potential investment candidates.  Then a more in-depth qualitative and fundamental analysis is performed to identify the best candidates for investment.   A top-down approach is used secondarily to help determine the portfolio’s investment across economic sectors, market capitalization and investment styles.

The Advisor starts with a universe of over 3,000 companies and conducts an initial screen based on liquidity to reduce the universe to a smaller, more manageable one that consists of approximately 1,200 companies.  Further screening is performed as part of the Advisor’s quantitative analysis to identify companies meeting its fundamental criteria.  A few examples of characteristics for which the Advisor screens include:  reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets.

The next step of the process is qualitative, whereby the style manager evaluates relative attractiveness of an industry and a company’s competitive strengths and weaknesses.  The management team is also assessed based on a consistent track record of meeting and/or exceeding articulated goals and targets.  The Advisor’s fundamental analysis focuses on the financials of a company.  Data is initially compared with its historical trends as well as those of competitors.  Cash flow, earnings, profitability, and the balance sheet are all evaluated to determine the financial strength of a company.  In most cases, a detailed model is developed to forecast a future income and cash flow statement along with a balance sheet.

Factors considered in the buy decision include: price relative to fair value; its attractiveness on a risk versus reward basis; and its fit within the portfolio.  Fair value determination is based on generated forecasts, as well as analysis of a company’s historical valuation ratios (such as price-to-earnings, price-to-book, and enterprise value-to-earnings before interest, taxes, depreciation and amortization (also known as EBITDA)) and those of competitors.  An investment’s position size is commensurate with risk.  Additional risk management procedures consist of broad diversification among holdings; modest sector bets; owning quality companies; and limiting exposure to any one company or sector.

The Advisor sells a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation.  The Fund may also eliminate a position if a better alternative becomes available.  The Advisor does not base sell decisions solely on price activity and will trim positions if either the individual position or the sector has grown to be too large a percentage of the portfolio.

The Fund reserves the right to invest up to 20% of its net assets in the writing and selling of put and call options on securities in which it invests to seek enhanced returns and for hedging purposes.

The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.

Because the Fund may invest in one or more underlying investment companies (i.e., mutual funds and ETFs), investors will indirectly bear a proportionate share of any fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the expenses of the Fund.  Actual underlying fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various underlying investment companies.

Temporary or Cash Investments.  Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objective during that period.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Principal Risks

The risk exists that you could lose money on your investment in the Fund.  The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return are discussed below.

By itself, the Fund is not a complete, balanced investment plan and the success of the Fund cannot be predicted.

Conflicts of Interest Risk.  The Advisor may advise other clients with investment objectives similar to those of the Fund.  There may be instances in which the Fund would not be able to invest in certain limited investment opportunities due to the investment by other clients advised by the Advisor.  All trades will be allocated fairly across all appropriate accounts, including the Fund.  The Advisor has a written policy to monitor all trading activity to address any conflicts that may occur.

Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Exchange-Traded Funds (“ETFs”) Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of advisory fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Issuer Risk.  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Management Risk.  The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Advisor’s ability to select stocks, particularly in volatile stock markets.  The Advisor could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.  The Fund’s Advisor has not previously managed a mutual fund.  Neither the Trust nor the Advisor can guarantee that the Fund will achieve its investment objective.

Market Risk.  The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-U.S. Investment Risk.  The Fund may invest in foreign securities, which may be subject to special risks. The Fund’s returns and net asset value (“NAV”) may be affected by several factors, including those described below.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Fund’s Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  In addition, the Fund discloses complete portfolio holdings on the Fund’s website on at least a quarterly basis at www.davidsonmutualfunds.com with at least a 15 calendar day lag.  The portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  From time to time, the Advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

MANAGEMENT OF THE FUND

Investment Advisor

Davidson Investment Advisors, Inc. is the Fund’s investment adviser and provides discretionary investment advisory services to the Fund pursuant to an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”).  The Advisor’s corporate headquarters address is Davidson Building, 8 Third Street North, Great Falls, Montana 59401-3155.  The Advisor has provided investment advisory services to individuals, banks, pension and profit sharing plans, trusts, estates, foundations and corporations since 1975.  As of March 31, 2008, the Advisor managed over $958 million in assets.  The Advisor has provided investment advisory services to the Fund since its inception.  The Advisor is a wholly-owned subsidiary of Davidson Companies, a financial services holding company.

The Advisor provides the Fund with advice on buying and selling securities.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.65% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s semi-annual report for the period ended December 31, 2008.

Prior Performance

The Advisor currently maintains data related to two multi-cap core strategy composites which are managed identically.  The data provided below is for the wrap composite and it is being used instead of the data for the traditional account composite because it reflects inclusion of a larger number of accounts and a longer performance record.  Accounts in the wrap composite are subject to one, flat quarterly or annual fee that covers all administrative, commission, and management expenses.

The following table sets forth performance data relating to the historical performance of private accounts managed by the Advisor for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against the Russell 3000® Index and does not represent the performance of the Fund. The private accounts that are included in the Advisor’s composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code.  Consequently, the performance results for the Advisor’s composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies under the federal securities laws.  You should not consider this performance data as an indication of future performance of the Fund.

Davidson Investment Advisors, Inc.

Multi-Cap Core Wrap Composite – March 31, 2008 Returns

Performance Results	March 31, 2008		Annualized
	1st Qtr 2008	1 Year	3 Years	Since Inception (2)
Multi-Cap Core Wrap (Pure Gross-of-Fees) (1)	-8.4%	-1.9%	9.0%	8.6%
Multi-Cap Core Wrap (Net-of-Fees)	-8.7%	-3.3%	7.7%	7.3%
Russell 3000® Index(3)	-9.5%	-6.1%	6.1%	4.9%

(1)	Supplemental Information
(2)	Inception of Multi-Cap Core Wrap Composite is December 31, 2004
(3)	The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Multi-Cap Core Wrap Composite Annual Disclosure Presentation

January 1, 2005 to December 31, 2007

Year End	Total Firm Assets (millions)	Composite Assets		Annual Performance Results
		U.S. Dollars (millions)	Number of Accounts	Composite		Russell 3000® Index(2)	Composite Dispersion(3)
				Pure Gross-of -Fees (1)	Net of Fees
2007	$1,010	$56	147	11.53%	10.01%	5.14%	0.2%
2006	$930	$47	114	12.17%	10.78%	15.72%	0.3%
2005	$977	$7	17	13.97%	12.97%	6.12%	N/A

N/A – Information is not statistically meaningful due to an insufficient number of portfolios in the composite for the entire calendar year.

(1)	Supplemental Information

(2)	The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

(3)
Composite dispersion measures the consistency of a firm’s composite performance with respect to the individual account returns within a composite.  The dispersion is measured by the standard deviation of asset-weighted account returns for the full year.

The Advisor has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®).

The Davidson Multi-Cap Core Wrap Composite consists of all fully discretionary equity multi-cap core wrap accounts with the objective to provide diversified investment coverage across a wide range of market capitalizations and investment styles with attractive fundamental characteristics, including those accounts no longer with the firm.  The portfolio style and market capitalization weightings are adjusted over time based on relative value opportunities available in the marketplace.

The Davidson Multi-Cap Core Wrap Composite was created December 31, 2004.  The minimum asset level for an account to be included in the Davidson Multi-Cap Core Wrap Composite is $150,000.  Composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash inflow or outflow of at least 20% of portfolio assets. The temporary removal of such an account occurs at the beginning of the month in which the significant cash flow occurs and the account re-enters the composite the second full month after the cash flow.

Compliance with GIPS has been verified firm-wide by Ashland Partners & Company LLP (independent third-party provider for GIPS verification) from January 1, 1992 through March 31, 2008.  A performance examination was conducted on the Multi-Cap Core Wrap Composite beginning January 1, 2005.  The performance results for the Davidson Multi-Cap Core Wrap Composite have been verified for the period December 31, 2004, to December 31, 2007, by Ashland Partners & Company LLP.  A copy of the verification report is available upon request. The primary benchmark is the Russell 3000® Index. (The Index does not include transaction costs, management fees or other costs.)  Returns are presented gross and net of fees and include the reinvestment of all income.  In addition to a management fee, accounts pay an all-inclusive fee based on a percentage of assets under management.  Other than brokerage commission, this fee includes portfolio monitoring, consulting services, and in some cases, custodial services.  Wrap fee accounts make up 100% of the composite for all periods shown.  “Pure” gross results are shown for supplemental information only as they are stated gross of all fees and have not been reduced by transaction costs.  Net results have been reduced by all actual fees and transaction costs incurred.  Wrap fee schedules are provided by independent wrap sponsors and are available upon request from the respective wrap sponsor.  Actual investment advisory fees incurred by clients may vary.  The annual composite dispersion presented is an asset-weighted standard deviation calculated for the accounts in the composite the entire year.  The fee schedule for the Davidson Multi-Cap Core Wrap Composite is: 1.00% on first $5 million, 0.875% on next $5 million and 0.75% over $10 million.  Investment performance returns and market values are calculated in U.S. dollars. The fees and expenses associated with an investment in the composite have, at times, been both higher and lower than the fees and expenses associated with an investment in the Fund.  As of December 31, 2007, the fees and expenses associated with an investment in the composite were higher than the fees and expenses associated with an investment in the Advisor Class A shares of the Fund but lower than the fees and expenses associated with an investment in Advisor Class C shares of the Fund, so that if the composite’s expenses in 2007 were adjusted for these expenses, its 2007 performance would have been higher (if adjusted for Advisor Class A expenses) or lower (if adjusted for Advisor Class C expenses) than shown.

The data shown represents past performance and offers no guarantee or representation of future results.

To obtain a complete list and description of the Advisor’s composites or additional information regarding policies or calculating and reporting returns, please contact Davidson Investment Advisors, Inc. at 1-800-332-0529.

Portfolio Managers

The Advisor’s firm uses a team approach to investments.  Of the eight investment team members, William B. Whitlow, Jr. and Brian P. Clancy are principally responsible for the management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.

William B. Whitlow, Jr. CFA is a Senior Vice President, senior portfolio manager and research analyst of the Advisor.  Mr. Whitlow joined the Advisor in October 2004.  He currently is the lead manager of the Advisor’s multi-cap core strategy.  Prior to his affiliation with the Advisor, Mr. Whitlow was employed at SAFECO Asset Management since 1997, where he was co-manager of the Multi-Cap Core and Growth Opportunities Funds.  He earned an MBA in Finance from the University of California - Berkeley and is a graduate of the University of Colorado, where he received a BA in Chemistry.  Mr. Whitlow is a CFA charterholder and is a member of the CFA Society of Seattle.

Brian P. Clancy, CFA is a Vice President, portfolio manager and research analyst of the Advisor.  Mr. Clancy joined the Advisor in October 2004.  Prior to his affiliation with the Advisor, Mr. Clancy worked at SAFECO Asset Management since 1996.  During that time Mr. Clancy worked with Mr. Whitlow as co-manager of the Multi-Cap Core Fund, as well as serving as a portfolio manager for the SAFECO Trust Co.  He earned an MBA from the University of Washington and is a graduate of the United States Naval Academy, where he received a BS in Mathematics.  Mr. Clancy is a CFA charterholder and a member of the CFA Society of Seattle.

The SAI provides additional information about the portfolio managers for the Fund, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund and any conflicts of interest.

Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Fund to ensure that the net annual fund operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.90% of the Fund’s average daily net assets for the Fund’s Advisor Class C shares.  The term of the Fund’s operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent fiscal years if the Advisor so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were reimbursed.  Any such reimbursement is contingent upon the subsequent review and ratification of the reimbursed amounts by the Board’s independent trustees who oversee the Fund.  The Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  The Fund has registered two classes of shares – Advisor Class A shares and Advisor Class C shares.  This Prospectus offers Advisor Class C shares of the Fund.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•
Advisor Class A shares are charged a front-end sales load.  The Advisor Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee.  Advisor Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  These shares are not offered in this Prospectus.

•	Advisor Class C shares are charged a CDSC of 1.00%. The Advisor Class C shares are also charged a 1.00% Rule 12b-1 distribution and servicing fee.

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund (“Distributor”).  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”) formerly, the NASD.  Shares of the Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Fund’s Advisor Class C shares to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 1.00% of average daily net assets.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service and Distribution Fees – Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

YOUR ACCOUNT WITH THE FUND

Advisor Class C Shares

You can buy Advisor Class C shares at the offering price, which is the NAV without an up-front sales charge.  Advisor Class C shares are subject to annual Rule 12b-1 distribution and service fees of 1.00%.  Of the 1.00% fee, an annual 0.75% distribution fee compensates your financial intermediary for providing distribution services and an annual 0.25% service fee compensates your financial intermediary for providing ongoing service to you.  The Distributor pays your financial intermediary a 1.00% up-front sales commission, which includes an advance of the first year’s service and distribution fees.  The Distributor retains the service and distribution fees in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission and retains the service and distribution fees on accounts with no authorized dealer of record.

If you sell (redeem) your Advisor Class C shares within 1 year of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation have either appreciated to $15,000 or depreciated to $5,000, the CDSC will be assessed on your $10,000 purchase.  For purposes of calculating the CDSC, the start of the 1-year holding period is the first day of the month in which the purchase was made.  The Fund will use the FIFO method when taking the CDSC.

A redemption fee of 1.00%, based on the redeemed share’s market value, will be imposed on redemptions of Advisor Class C shares of the Fund held for seven calendar days or less after purchase, using the FIFO method.

Investments of $1 million or more for purchase into Advisor Class C will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Advisor Class A, which is offered by a different prospectus.

Waiving Your CDSC
We reserve the right to waive the CDSC for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Advisor Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.
•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.
•
We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•
We waive the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares. (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	We waive the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect a Fund liquidation.
•	We waive the Advisor Class C shares CDSC if the dealer of record waived its commission with the Fund’s or Advisor’s approval.
•	We waive the Advisor Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate the CDSC for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding the Fund’s sales charges and waivers is available free of charge on the Fund’s website:  www.davidsonmutualfunds.com.  Click on “Breakpoints and Sales Loads.”

Share Price

Shares of the Fund are sold at net asset value (“NAV”) per share, which is calculated for the Fund as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities.  NAV per share is determined by dividing NAV by the number of shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

HOW TO PURCHASE SHARES OF THE FUND

There are several ways to purchase shares of the Fund. An account application is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “Davidson Multi-Cap Core Fund.”

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-332-0529.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-332-0529 if you need assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may Purchase Shares through an Investment Broker

You may buy and sell shares of the Fund through certain brokers (and their agents, together “brokers”) that have made arrangements with the Fund.  An order placed with such a broker is treated as if it was placed directly with the Fund, and will be executed at the next share price calculated by the Fund.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Fund or Advisor may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

You may Send Money to the Fund by Mail

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “Davidson Multi-Cap Core Fund”) to:

Regular Mail	Overnight Delivery
Davidson Multi-Cap Core Fund	Davidson Multi-Cap Core Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

You may Wire Money to the Fund

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit:	U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:	Davidson Multi-Cap Core Fund
Shareholder Registration
Shareholder Account Number

18

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-332-0529.  Your bank may charge you a fee for sending a wire payment to the Fund.

When is Money Invested in the Fund?

Your share price will be the next NAV per share calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the “Davidson Multi-Cap Core Fund.”  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern time) will receive the next business day’s NAV per share.

What is the Price of the Fund?

The Fund’s net asset value per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding. The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value per share next calculated after your order is received and accepted.

MINIMUM INVESTMENTS

The minimum initial investment in the Fund is $2,500 for regular accounts and Individual Retirement Accounts (“IRAs”).  There is no minimum initial investment for 401(k), pension or other types of ERISA accounts.  Once your account is established, subsequent investments may be in any amount.  If you are starting an Automatic Investment Plan (see below), however, the minimum initial and subsequent investments are $2,500 and $100, respectively, for regular accounts and IRAs.

Subsequent Investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-877-332-0529.

19

Automatic Investment Plan

You may make regular monthly investments in the Fund using the Automatic Investment Plan. In order to participate in the Automatic Investment Plan, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the next calculated net asset value per share. There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent five days prior to the effective date.  Once the initial minimum investment of $2,500 for regular accounts and IRAs is made, the subsequent minimum monthly investment amount is $100.  A request to change bank information will require a signature guarantee.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  To establish the Automatic Investment Plan, an investor must complete the appropriate sections of the account application form.  For additional information on the Automatic Investment Plan, please call the Transfer Agent at 1-877-332-0529.

HOW TO REDEEM YOUR SHARES

You have the right to redeem all or any portion of your shares of the Fund at their next calculated net asset value per share on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding.  IRA redemption requests must be made in writing.

Redemptions in Writing

You may redeem up to $100,000 of your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Regular Mail	Overnight Delivery
Davidson Multi-Cap Core Fund	Davidson Multi-Cap Core Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Redemptions by Telephone

If you complete the Redemption by Telephone portion of the Fund’s account application, you may redeem shares on any business day the NYSE is open by calling the Transfer Agent at 1-877-332-0529 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be deducted from redemption proceeds.  In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  Telephone redemptions cannot be made for retirement plan accounts.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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By establishing telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60’ days notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee.  Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

Signature Guarantees

A signature guarantee of each account owner is required to redeem shares in the following situations:

—	If ownership is changed on your account;
—	When redemption proceeds are sent to any person, address or bank account not on record;
—	Written requests to wire redemption proceeds (if not previously authorized on the account;
—	If a change of address requested has been received by the Transfer Agent within the last 15 days;
—	For all redemptions in excess of $100,000 from any shareholder account; or
—	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not a signature guarantor.

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When are Redemption Payments Made?

No redemption request will become effective until the Transfer Agent has received all documents in proper form.  Shareholders should contact the Transfer Agent at 1-877-332-0529 for further information concerning documentation required for redemption of Fund shares.

Redemption payments for telephone redemptions are sent on the next business day after the telephone call is received. Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.

If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 days.  This delay can be avoided by investing by wire to make your purchase.

Systematic Withdrawal Plan

The Fund offers a Systematic Withdrawal Plan whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start this Plan, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each month or quarter is $100.  The Plan may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your systematic withdrawal plan should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the Systematic Withdrawal Plan involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the Systematic Withdrawal Plan.

Payment of Redemption Proceeds

You may redeem the Fund’s shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).  Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

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Other Redemption Information

Your redemption proceeds are net of any CDSC fees and/or redemption fees.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (redemption-in-kind).  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500.  If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading activity, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

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Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Redemption Fee
The Fund charges a 1% redemption fee on the redemption of Fund shares held for 7 days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends or on sales of Fund shares due to participation in the Systematic Withdrawal Plan.  Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “YOUR ACCOUNT WITH THE FUND – Share Price.”

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GENERAL TRANSACTION POLICIES

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

—	Vary or waive any minimum investment requirement;
—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
—
Reject any purchase request for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and
—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “How to Purchase Shares of the Fund.”

Your financial intermediary may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Advisor Class C shares of the Fund may not be exchanged for Advisor Class A shares of the Fund.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are normally declared and paid by the Fund typically in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.

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If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

TAX CONSEQUENCES

Distributions made by the Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income.  Distributions designated as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

FINANCIAL HIGHLIGHTS

Because the Fund had not yet commenced operations as of the date of this Prospectus, no financial highlights are available at this time.

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Investment Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, Montana 59401-3155

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

DAVIDSON MULTI-CAP CORE FUND

A series of Advisors Series Trust
www.davidsonmutualfunds.com

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.davidsonmutualfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-877-332-0529 or by writing to:

DAVIDSON MULTI-CAP CORE FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.davidsonmutualfunds.com

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0104; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

STATEMENT OF ADDITIONAL INFORMATION
July 3, 2008

DAVIDSON MULTI-CAP CORE FUND

A Series of Advisors Series Trust

Advisor Class A and Advisor Class C Shares

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-332-0529

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses for Advisor Class A and Advisor Class C shares each dated July 3, 2008, as may be revised, of the Davidson Multi-Cap Core Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”).  Davidson Investment Advisors, Inc. (the “Advisor”) is the investment advisor to the Fund.  A copy of each Prospectus may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund’s website at www.davidsonmutualfunds.com.

The Trust	3
Investment Policies and Risks	3
Portfolio Turnover	15
Management	15
Codes of Ethics	20
Proxy Voting Policies and Procedures	20
The Fund’s Investment Advisor	21
Portfolio Managers	22
Service Providers	23
Execution of Portfolio Transactions	24
Distribution Agreement	26
Distribution and Shareholder Servicing Plan	26
Portfolio Holdings Information	27
Determination of Share Price	29
Additional Purchase and Redemption Information	30
Distributions and Tax Information	33
Marketing and Support Payments	35
General Information	35
Financial Statements	37
Appendix	38

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THE TRUST

The Trust is a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund, which is a series of the Trust.

Registration with the SEC does not involve supervision of the management or policies of the Fund.  The Prospectuses of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund’s registration with the SEC was declared effective on July 3, 2008.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the discussion of the Fund’s investment objective and policies as set forth in each Prospectus.  There can be no assurance the Fund will achieve its investment objective.

Equity Securities

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Common stocks, preferred stocks, convertible securities, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

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Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.  The Fund may invest in convertible securities.  Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.   However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Small and Mid Capitalization Companies

Many of the companies in which the Fund may invest will include those that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“large-sized companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically, smaller companies and the stocks of companies with smaller or mid-sized companies (“small-sized companies”) have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that a Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

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Foreign Securities

The Fund may invest up to 20% of its net assets in foreign securities, including emerging markets.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.  The Fund may invest in securities of foreign issuers in the form of ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs are European and Global receipts evidencing a similar arrangement.  ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

5

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax.  The Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

Other Investment Companies

The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Fund currently intends to limit its investments in securities issued by other investment companies (other than money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional index mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV”).

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As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Short-Term, Temporary, and Cash Investments

When the Advisor believes market, economic or political conditions are unfavorable for investors, the Advisor may invest up to 100% of the Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy.  Temporary defensive investments generally may include U.S. Government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market mutual funds shares and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  The Fund may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  It primarily invests in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire bank certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in each Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group (“S&P”), “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

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Illiquid Securities

The Fund may not hold more than 15% of the value of its net assets in securities that are illiquid.  The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with this investment restriction.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to sell illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities

The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Options

The Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option.  A call is “covered” if the Fund owns the optioned securities.  When the Fund writes a call, they receive a premium and give the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period.  If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

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The Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation.  If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

The Fund also may write and purchase put options (“puts”).  When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period.  When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period.  If any put is not exercised or sold, it will become worthless on its expiration date.

The Fund’s option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation (“OCC”) has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations.  If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered.  As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Purchasing Put and Call Options - When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price.  In return for this right, the Fund pays the current market price for the option (known as the “option premium”).  The Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own.  The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs.  However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy.  The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs.  Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

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The purchaser of an option may terminate its position by:

•	Allowing it to expire and losing its entire premium;
•	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•	Closing it out in the secondary market at its current price.

Selling (Writing) Put and Call Options - When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written.  Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

The Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities.  If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value.  If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price.  If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received.  Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall.  The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option.  If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value.  However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted only to write covered options.  The Fund can cover a call option by owning:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
•	A call option on the same security or index with the same or lesser exercise price;
•	A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
•	In the case of an index, the fund of securities that corresponds to the index.

The Fund can cover a put option by:

•	Entering into a short position in the underlying security;
•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

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•
Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	Maintaining the entire exercise price in liquid securities.

Options on Securities Indices - Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

Options on Futures - An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price.  Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option).  If the option is exercised, the parties will be subject to the futures contracts.  In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position.  Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts.  The Fund may buy a put option on a futures contract for the same reason it would sell a futures contract.  It also may purchase such put options in order to hedge a long position in the underlying futures contract.  The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts.  If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument.  The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

Combined Positions - The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument.  Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Caps and Floors - The Fund may enter cap and floor agreements. Caps and floors have an effect similar to buying or writing options.  In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives - While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions.  Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Derivative Management Risk - If the Advisor incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives.  For example, if the Fund were to write a call option based on its Advisor’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Fund were to write a put option based on the Advisor’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Borrowing

The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time
33 1/3% of the value of its total assets at the time of such borrowings.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

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As a matter of fundamental policy, the Fund is diversified; that means that at least 75% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers each of which represents no more than 5% of the value of the Fund’s total assets and no more than 10% of the issuer’s outstanding voting securities.  The Fund’s investment objective is also fundamental.

In addition, the Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except through reverse repurchase agreements or as permitted under the 1940 Act and the rules and regulations promulgated thereunder;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (although the Fund may purchase and sell securities which are backed by real estate and securities of companies which invest or deal in real estate);

4.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are backed by physical commodities;

5.	Make loans (except as permitted by the 1940 Act and the rules and regulations promulgated thereunder); or

6.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements, subject to the limitations of the 1940 Act.

7.
Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings.  Initial and variation margin for futures and options contracts will not be deemed to be a pledge of the Fund’s assets.

The Fund observes the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, the Fund may:

1.	Not make investments for the purpose of exercising control or management; or

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2.
Not invest or hold more than 15% of the Fund’s net assets in illiquid securities.  For this purpose, illiquid securities include, among other, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectuses is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions.”

MANAGEMENT

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day to day operations of the Trust and its separate series.   The current Trustees and officers of the Trust, their ages, birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships held are set forth in the table below.

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Independent Trustees(1)
Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees(2)	Other Directorships Held
Walter E. Auch (age 87, dob 4/12/1921) 615 E. Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	1	Director, Sound Surgical Technologies, LLC; Trustee, Consulting Group Capital Markets Funds (Smith Barney) (11 portfolios); Trustee, The UBS Funds (57 portfolios).

James Clayburn LaForce (age 79, dob 12/28/1928) 615 E. Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	1	Trustee, The Payden Funds (21 portfolios); Trustee, The Metzler/Payden Investment Group (6 portfolios); Trustee, Arena Pharmaceuticals.

Donald E. O’Connor (age 72, dob 6/18/1936) 615 E. Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	1	Trustee, The Forward Funds (16 portfolios).

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Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees(2)	Other Directorships Held
George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	1	Trustee, E*TRADE Funds (6 portfolios).

George T. Wofford (age 68, dob 10/8/1939) 615 E. Michigan St. Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired, formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	1	None.

Officers
Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan St. Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan St. Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.

Cheryl L. King (age 46, dob 8/27/1961) 615 E. Michigan St. Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.

Robert M. Slotky (age 61, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, Investment Company Administration, LLC (May 1997 – July 2001).

Jeanine M. Bajczyk, Esq. (age 43, dob 4/16/1965) 615 E. Michigan St. Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC, since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC, May 2005 to May 2006; Senior Counsel, Strong Financial Corporation, January 2002 to April 2005.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Trust Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (the “QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of Messrs. Auch, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2007.

Name	Dollar Range of Fund Shares(1)	Aggregate Dollar Range of Fund Shares in all Funds Overseen by Trustee in Family of Funds
Walter E. Auch	None	None
James Clayburn LaForce	None	None
Donald E. O’Connor	None	None
George J. Rebhan	None	None
George T. Wofford	None	None
(1)	As the Fund was not operational prior to the date of this SAI, no Trustees or Officers owned shares of the Fund.

Furthermore, as of December 31, 2007, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor, as defined below, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Compensation

Set forth below is the anticipated compensation to be received by the Independent Trustees from the Fund for the fiscal year ending June 30, 2009.  Effective January 1, 2008, the Independent Trustees receive an annual trustee fee of $44,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Walter E. Auch	$632	None	None	$632
James Clayburn LaForce	$632	None	None	$632
Donald E. O’Connor	$1,264	None	None	$1,264
George J. Rebhan	$1,264	None	None	$1,264
George T. Wofford	$1,264	None	None	$1,264
(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund. For the fiscal year ending June 30, 2009, Trustees’ fees and expenses are estimated in the amount of $228,000.

CODES OF ETHICS

The Trust, the Advisor and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Policies that underscore the Advisor’s concern to act solely in the best interest of the Fund and its shareholders.  The Advisor has delegated its administrative duties with respect to voting proxies to a proxy voting committee (the “Committee”).  Members of the Committee are appointed by the Advisor’s President and include senior investment personnel from the Advisor and its affiliates.   On a regular basis, the Committee will also invite personnel from the Legal and Compliance Departments of its affiliates to participate in Committee meetings.  The Committee is responsible for voting proxies on behalf of the Advisor via a Voting Administrator.

The Advisor has engaged Institutional Shareholder Services (“ISS”), an unbiased third party proxy voting service, to make proxy voting recommendations to the Committee and Voting Administrator.  The Voting Administrator will generally vote proxies in accordance with these recommendations, but reserves the right to exercise its own judgment on a case-by-case basis, in the event, for example, that the ISS recommendation conflicts with the proxy voting decision of the issuer’s management.

The Advisor considers an issuer’s management team to be an important factor when deciding to invest in a particular company. As a result, the Committee will analyze any proxy vote in which the decision of management conflicts with the ISS recommendation and will vote the proxy in the best interests of the Advisor’s clients. In such an event, the Committee will determine, prior to voting, whether any of the members of the Committee have a material personal or business conflict in which case the committee member will not be permitted to vote. The Committee may also seek the advice of outside counsel when making a final determination regarding a potential conflict and/or the vote of the Committee.  Any final determination regarding a particular proxy vote and the analysis undertaken by the Committee shall be documented and retained.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-877-332-0529 and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

As the Fund was not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

THE FUND’S INVESTMENT ADVISOR

Davidson Investment Advisors, Inc. acts as investment advisor to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Advisor is 100% owned and controlled by its parent holding company, Davidson Companies.  Davidson Companies is thus a control person of the Advisor.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and payable monthly, based on a rate equal to 0.65% of the Fund’s average daily net assets for each of the Advisor Class A and Advisor Class C, respectively.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce advisory fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limit set forth in the Expense Table of each Prospectus (the “Expense Cap”).  Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Advisor from the Fund, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

PORTFOLIO MANAGERS

The Fund is managed by Messrs. William B. Whitlow, Jr., CFA and Brian P. Clancy, CFA who serve as co-portfolio managers of the Fund.

The following provides information regarding other accounts managed by Mr. Whitlow as of April 1, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	404	$ 184.2	0	$0

The following provides information regarding other accounts managed by Mr. Clancy as of April 1, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	404	$ 184.2	0	$0

The portfolio managers’ compensation consists of a fixed salary, which is not based on Fund performance.  However, they do receive a bonus based on  the advisory firm’s pre-tax performance – 60% of the portfolio managers’ yearly eligible bonus is based on the performance of the Advisor’s investment strategies, of which, 75% is derived from the multi-cap core investment strategy managed against the Russell 3000® Index with performance results measured relative to the Lipper Multi-Cap Core peer group; 40% of the portfolio managers’ yearly eligible bonus is based on the Advisor’s total overall business results for its full fiscal year. Additionally, the senior portfolio manager participates in a long-term bonus plan.  This bonus is paid out every three years and is based entirely on the three-year trailing performance of the Advisor’s multi-cap core investment strategy compared to the Lipper Multi-Cap Core peer group.  The portfolio managers do not receive deferred compensation.  The Advisor’s parent company may make a profit sharing contribution to the portfolio managers’ 401(k) plans.  That contribution is based on the profit performance of the parent company as a whole of which the Advisor is a part.  In addition, the portfolio managers may receive incentive stock options and a profit sharing contribution to the parent company’s Employee Stock Ownership Program.

Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise.  The Advisor’s policy prohibits any allocation of trades in a manner that the Advisor’s proprietary accounts, affiliated account, or any particular client(s) or group of clients receive more favorable treatment than other client accounts, including the Fund.  The Advisor employs the block allocation function of the MOXY portfolio software, and shares are distributed in a random manner.

As of the date of the SAI, none of the Fund’s portfolio managers beneficially owned shares of the Fund as it had not commenced operations.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Fund.  USBFS provides  certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund, a fee based on the Fund’s current average daily net assets of: 0.12% on the first $50 million, 0.08% on the next $250 million and 0.05% on the remaining assets, with a minimum annual fee of $30,000.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.   The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Pubic Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP (“Tait”), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Trust. Paul Hastings also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the SEC.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds.  In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Advisor utilizes a three tier rating system for the purposes of allocating the Fund’s annual research commission budget.  Ratings are based on the investment team’s evaluation of value-added research, access to analysts, access to company management, and access to investment conferences.  The Advisor will make every effort to ensure tier I brokers garner a larger portion of the annual research budget, followed by tier II brokers, with the remainder going to tier III brokers.  The Advisor’s investment team will re-evaluate the status of brokers within the ranking system on at least a semi-annual basis.  In addition, the Advisor may use its affiliated broker-dealer, D.A. Davidson & Co. (“DAD”) to execute a portion of the Fund’s portfolio securities transactions.  All such transactions are subject to the requirement that the Advisor seek to obtain best execution for all portfolio transactions.  The Advisor has represented to the Fund that it will not execute portfolio transactions through DAD unless the use of DAD satisfies the Advisor’s duty of best execution and was in the best interest of the Fund.  The Board continually reviews the Advisor’s use of DAD.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of the Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

The Fund has adopted on behalf of the Fund’s Advisor Class A and Advisor Class C shares a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Advisor Class A shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Advisor Class A shares and the Advisor Class C shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 1.00% of the average daily net assets of the Fund’s Advisor Class C shares.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services. Amounts paid under the Plan, by the Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s Advisor Class A and Advisor Class C shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These Disclosure Policies have been approved by the Board. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In addition, the Fund discloses complete portfolio holdings on the Fund’s website on at least a quarterly basis at www.davidsonmutualfunds.com with at least a 15 calendar day lag.  The Fund may experience up to a 30 calendar day lag in the website disclosure of its complete portfolio holdings if it is determined that early disclosure could be harmful to the Fund. The portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  From time to time, the Advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee; or
•	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which may receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor nor the Fund may receive compensation in connection with the disclosure of information about the Fund’s portfolio securities.  In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Fund’s Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Advisor, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The securities in the Fund’s portfolio, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in each Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of Fund shares is the NAV.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form, as discussed in the Fund’s Prospectuses.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan

As discussed in each Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in each Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Dealer Reallowance

The Dealer Reallowance for Advisor Class A shares is as follows:

Amount of Transaction	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $25,000	5.00%	5.26%	5.00%
$25,000 but less than $50,000	4.50%	4.71%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more(2)	0.00%	0.00%	1.00%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
The Transfer Agent will assess Advisor Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

The Advisor’s affiliated broker-dealer, D.A. Davidson & Co. (“DAD”), will receive all of the initial sales charge for purchases of Advisor Class A shares of the Fund without a dealer of record.

Breakpoints/Volume Discounts and Sales Charge Waivers

Please read the Fund’s Prospectuses for information on breakpoints, volume discounts, and sales charge waivers, if any.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, as a series of the Trust, intends to qualify and elects to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Fund or shareholders.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in each Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

GENERAL INFORMATION

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Fund, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Fund has two classes of shares – Advisor Class A and Advisor Class C.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  As of the date of this SAI, no financial statements are available for the Fund as it had not commenced operations.

APPENDIX

CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

*Ratings are generally given to securities at the time of issuance.  While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

PART C
(Davidson Multi-Cap Core Fund)

OTHER INFORMATION

Item 23.  Exhibits.

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, was previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreement – filed herewith.

(e)	Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)	Amendment to Custody Agreement – filed herewith.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Fund Administration Servicing Agreement – filed herewith.

(ii)
Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Transfer Agent Servicing Agreement – filed herewith.

(iii)
Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Fund Accounting Servicing Agreement – filed herewith.

(iv)	Operating Expenses Limitation Agreement – filed herewith.

(v)	Power of Attorney was previously filed with Post-Effective Amendment No. 264 to the Trust’s Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(i)	Opinion of Counsel – filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)	Subscription Agreements were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan – filed herewith.

(n)	Rule 18f-3 Plan – filed herewith.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(ii)	Code of Ethics for Advisor – filed herewith.

(iii)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated December 20, 2007.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Hotchkis & Wiley Funds
Advisors Series Trust	Intrepid Capital Management Funds Trust
AIP Alternative Strategies Funds	Jacob Internet Fund, Inc.
Allied Asset Advisors Funds	Jensen Portfolio, Inc.
Alpine Equity Trust	Julius Baer Global Equity Fund, Inc.
Alpine Income Trust	Julius Baer Investment Funds
Alpine Series Trust	Kensington Funds
Brandes Investment Trust	Keystone Mutual Funds
Brandywine Blue Funds, Inc.	Kiewit Investment Fund, LLLP
Brazos Mutual Funds	Kirr Marbach Partners Funds, Inc
Brazos Mutual Funds	LKCM Funds
Bridges Investment Fund, Inc.	Masters' Select Funds Trust
Buffalo Balanced Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Buffalo High Yield Fund, Inc.	Monetta Trust
Buffalo Large Cap Fund, Inc.	MP63 Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds
Everest Funds	Prospector Funds, Inc.
Fairholme Funds, Inc.	Prudent Bear Funds, Inc.
FFTW Funds, Inc.	Purisima Funds
First American Funds, Inc.	Quaker Investment Trust
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	Rockland Funds Trust
Fort Pitt Capital Funds	Summit Mutual Funds, Inc.
Glenmede Fund, Inc.	Thompson Plumb Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Underlying Funds Trust
Harding Loevner Funds, Inc.	USA Mutuals Funds
Hennessy Funds Trust	Wexford Trust
Hennessy Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy Mutual Funds, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	Chairman and Chief Executive Officer
Robert Kern	Board Member	None

Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)           Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Advisor	Davidson Investment Advisors, Inc. 8 Third Street North Great Falls, Montana 59401
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 271 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 271 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on the 3rd day of July, 2008.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 271 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Walter E. Auch*	Trustee	July 3, 2008
Walter E. Auch

James Clayburn LaForce*	Trustee	July 3, 2008
James Clayburn LaForce

Donald E. O’Connor*	Trustee	July 3, 2008
Donald E. O’Connor

George J. Rebhan*	Trustee	July 3, 2008
George J. Rebhan

George T. Wofford *	Trustee	July 3, 2008
George T. Wofford

/s/ Joe D. Redwine	Chairman and Chief Executive Officer	July 3, 2008
Joe D. Redwine

/s/ Cheryl L. King	Treasurer and Principal Financial Officer	July 3, 2008
Cheryl L. King

/s/ Douglas G. Hess	President and Principal Executive Officer	July 3, 2008
Douglas G. Hess

*By: /s/ Douglas G. Hess		July 3, 2008
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Investment Advisory Agreement	EX.99.d
Distribution Agreement	EX.99.e
Amendment to Custody Agreement	EX.99.g.i
Amendment to Fund Administration Servicing Agreement	EX.99.h.i.1
Amendment to Transfer Agent Servicing Agreement	EX.99.h.ii.1
Amendment to Fund Accounting Servicing Agreement	EX.99.h.iii.1
Operating Expenses Limitation Agreement	EX.99.h.iv
Opinion of Counsel	EX.99.i
Consent of Independent Registered Public Accounting Firm	EX.99.j
Rule 12b-1 Plan	EX.99.m
Rule 18f-3 Plan	EX.99.n
Code of Ethics – Advisor	EX.99.p.ii